Fair Value Estimation - Summary of Financial Instruments Carried at Fair Value by Level of Inputs to Valuation Techniques (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Cash equivalents	$ 79,089	$ 78,317
Recurring
Disclosure Of Financial Instruments [Line Items]
Cash equivalents	79,089	78,317
Financial assets at fair value through other comprehensive income (current)		12,646
Total	79,089	90,963
Recurring | Level 1
Disclosure Of Financial Instruments [Line Items]
Cash equivalents	79,089	78,317
Financial assets at fair value through other comprehensive income (current)		1,750
Total	79,089	80,067
Recurring | Level 2
Disclosure Of Financial Instruments [Line Items]
Cash equivalents	0	0
Financial assets at fair value through other comprehensive income (current)		10,896
Total	0	10,896
Recurring | Level 3
Disclosure Of Financial Instruments [Line Items]
Cash equivalents	0	0
Financial assets at fair value through other comprehensive income (current)		0
Total	$ 0	$ 0